Fair value (Tables)	12 Months Ended
Mar. 31, 2022
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected
Assets and liabilities measured at fair value on a recurring basis at March 31, 2021 and 2022, including those for which the MHFG Group has elected the fair value option, are summarized below:

2021	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,923	11	—	1,934
Japanese local government bonds	—	120	—	120
U.S. Treasury bonds and federal agency securities	3,544	604	—	4,148
Other foreign government bonds	775	500	—	1,275
Agency mortgage-backed securities	—	4,727	—	4,727
Residential mortgage-backed securities	—	—	9	9
Certificates of deposit and commercial paper	—	1,204	—	1,204
Corporate bonds and other (2)	34	1,638	1,033	2,705
Equity securities	1,220	326	29	1,575
Trading securities measured at net asset value (3)				431

Derivative financial instruments:
Interest rate contracts	63	4,564	12	4,639
Foreign exchange contracts	—	3,304	24	3,328
Equity-related contracts	170	339	22	531
Credit-related contracts	—	91	3	94
Other contracts	10	6	17	33

2021	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Available-for-sale securities:
Japanese government bonds	20,598	323	—	20,921
Japanese local government bonds	—	463	—	463
U.S. Treasury bonds and federal agency securities	911	—	—	911
Other foreign government bonds	535	972	—	1,507
Agency mortgage-backed securities	—	521	—	521
Residential mortgage-backed securities	—	48	23	71
Commercial mortgage-backed securities	—	—	716	716
Japanese corporate bonds and other debt securities	—	1,539	365	1,904
Foreign corporate bonds and other debt securities	—	707	132	839

Equity securities:
Equity securities with readily determinable fair values	3,375	104	—	3,479
Equity securities measured at net asset value (3)				121
Other investments	2	—	53	55

Total assets measured at fair value on a recurring basis	33,160	22,111	2,438	58,261

Liabilities:
Trading securities sold, not yet purchased	2,138	488	—	2,626
Derivative financial instruments:
Interest rate contracts	64	4,408	4	4,476
Foreign exchange contracts	—	3,245	1	3,246
Equity-related contracts	224	117	43	384
Credit-related contracts	—	112	1	113
Other contracts	7	9	17	33
Long-term debt (4)	—	1,990	713	2,703

Total liabilities measured at fair value on a recurring basis	2,433	10,369	779	13,581

2022	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :

Japanese government bonds	1,604	11	—	1,615
Japanese local government bonds	—	145	—	145
U.S. Treasury bonds and federal agency securities	2,353	711	—	3,064
Other foreign government bonds	907	639	—	1,546
Agency mortgage-backed securities	—	3,176	—	3,176
Residential mortgage-backed securities	—	—	8	8
Certificates of deposit and commercial paper	—	640	—	640
Corporate bonds and other (2)	15	2,743	71	2,829
Equity securities	1,381	213	28	1,622
Trading securities measured at net asset value (3)				284
Derivative financial instruments:
Interest rate contracts	89	4,513	22	4,624
Foreign exchange contracts	—	4,404	32	4,436
Equity-related contracts	77	323	26	426
Credit-related contracts	—	116	2	118
Other contracts	49	18	52	119
Available-for-sale securities:
Japanese government bonds	24,662	497	—	25,159
Japanese local government bonds	—	420	—	420
U.S. Treasury bonds and federal agency securities	373	—	—	373
Other foreign government bonds	363	973	—	1,336
Agency mortgage-backed securities	—	451	—	451
Residential mortgage-backed securities	—	40	18	58
Commercial mortgage-backed securities	—	854	—	854
Japanese corporate bonds and other debt securities	—	1,920	315	2,235
Foreign corporate bonds and other debt securities	—	671	117	788
Equity securities:
Equity securities with readily determinable fair values	3,094	61	—	3,155
Equity securities measured at net asset value (3)				210
Other investments	2	—	56	58

Total assets measured at fair value on a recurring basis	34,969	23,539	747	59,749

Liabilities:
Trading securities sold, not yet purchased	3,054	2,035	—	5,089
Derivative financial instruments:
Interest rate contracts	80	4,636	—	4,716
Foreign exchange contracts	—	4,472	—	4,472
Equity-related contracts	122	183	40	345
Credit-related contracts	—	120	1	121
Other contracts	28	36	52	116
Long-term debt (4)	—	1,962	794	2,756

Total liabilities measured at fair value on a recurring basis	3,284	13,444	887	17,615

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	The amount includes CLO and convertible bonds, which are classified in Level 3.
(3)
In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2021 and 2022 were ¥55 billion and ¥68 billion, respectively.

(4)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2021 and 2022:

2021	April 1, 2020	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2021	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Residential mortgage- backed securities	10	—	(2)	—		—	—	—	—	—	(1)	9	—
Corporate bonds and other	1,115	70	(2)	—		—	(1)	443	(216)	—	(378)	1,033	65
Equity securities	30	1	(2)	—		—	—	2	(3)	—	(1)	29	—
Derivative financial instruments, net (1) :
Interest rate contracts	(5)	4	(2)	—		—	—	—	—	—	9	8	13
Foreign exchange contracts	16	9	(2)	—		—	—	—	—	—	(2)	23	10
Equity-related contracts	(17)	1	(2)	—		—	—	—	—	—	(5)	(21)	(17)
Credit-related contracts	(2)	4	(2)	—		1	1	—	—	—	(2)	2	1
Other contracts	1	—	(2)	—		—	—	—	—	—	(1)	—	—
Available-for-sale securities:
Residential mortgage- backed securities	31	—	(3)	—	(4)	—	—	—	—	—	(8)	23	—
Commercial mortgage-backed securities	615	—	(3)	1	(4)	—	—	181	(78)	—	(3)	716	—
Japanese corporate bonds and other debt securities	157	(13	) (3)	6	(4)	—	(22)	391	(118)	—	(36)	365	(8)
Foreign corporate bonds and other debt securities	174	7	(3)	16	(4)	12	—	36	—	—	(113)	132	—
Other investments	39	2	(3)	—		—	—	38	(6)	—	(20)	53	1

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	(1)	1	—	—	—	—
Long-term debt	621	(66	) (5)	(19	) (4)	20	(42)	—	—	374	(345)	713	(34)

2022	April 1, 2021	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2022	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	9	—	(2)	—		—	—	—	—	—	(1)	8	—
Corporate bonds and other	1,033	7	(2)	—		—	(452)	143	(72)	—	(588)	71	3
Equity securities	29	—	(2)	—		—	—	—	—	—	(1)	28	1
Derivative financial instruments, net (1) :
Interest rate contracts	8	11	(2)	—		—	—	—	—	—	3	22	(22)
Foreign exchange contracts	23	8	(2)	—		—	—	—	—	—	1	32	7
Equity-related contracts	(21)	(11	) (2)	—		—	—	—	—	—	18	(14)	(23)
Credit-related contracts	2	(3	) (2)	—		—	—	—	—	—	2	1	(1)
Other contracts	—	1	(2)	—		—	—	—	—	—	(1)	—	—
Available-for-sale securities:
Residential mortgage-backed securities	23	—	(3)	—	(4)	—	—	—	—	—	(5)	18	—
Commercial mortgage-backed securities	716	5	(3)	(5	) (4)	—	(689)	62	(60)	—	(29)	—	—
Japanese corporate bonds and other debt securities	365	(20	) (3)	1	(4)	—	(4)	11	—	—	(38)	315	(19)
Foreign corporate bonds and other debt securities	132	—	(3)	7	(4)	—	(4)	47	—	—	(65)	117	1
Other investments	53	2	(3)	—		—	—	37	(3)	—	(33)	56	(2)

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	—	—	—	—	—	—
Long-term deb t	713	61	(5)	1	(4)	4	(6)	—	—	534	(389)	794	77

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)
Amounts represent total gains or losses recognized in earnings and OCI during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2021 and 2022. The amounts of unrealized gains (losses) in OCI related to
Available-for-sale
securities and Long-term debt, which were ¥6 billion and ¥(17) billion, respectively, at March 31, 2021, and ¥2 billion and ¥2 billion, respectively, at March 31, 2022.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities
Quantitative information about Level 3 fair value measurements
The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2021 and 2022:

2021

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)

(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	32	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	2%–17% 0%–1% 100%–100% 28bps–170bps	7% 0% 100% 51bps

Commercial mortgage-backed securities	716	Discounted cash flow Price-based	Discount margin	5 bps –210bps	22bps

Corporate bonds and other debt securities	1,530	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	10%–18% 1%–24% 10%–68% 45bps–143bps 4bps–507bps	18% 2% 66% 115bps 284bps

Derivative financial instruments, net:
Interest rate contracts	8	Internal valuation model (3)	IR – IR correlation	35% – 100%	76%

Foreign exchange contracts	23	Internal valuation model (3)	FX – IR correlation FX – FX correlation	23%–50% 43%–65%	30% 54%

Equity-related contracts	(21)	Internal valuation model (3)	Equity – IR correlation Equity correlation Equity volatility	25%–25% 0%–100% 8%–71%	25% 88% 41%

Credit-related contracts	2	Internal valuation model (3)	Default rate Credit correlation	0%–5% 40%–100%	1%
					66%

Other contracts	—	Internal valuation model (3)	Commodity volatility	0%–63%	33%

Long-term debt	713	Internal valuation model (3)	IR – IR correlation	49% –100%	78%
			FX – IR correlation	23%–50%	36%
			FX – FX correlation	43%–65%	54%
			Equity – IR correlation	25%–25%	25%
			Equity – FX correlation	-33%–50%	0%
			Equity correlation	0%–100%	88%
			Equity volatility	8%–71%	29%
			Default rate	0%–5%	1%
			Credit correlation	17%–100%	68%

2022
Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)

(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	26	Discounted cash flow	Prepayment rate	0%–18%	6%
		Price-based	Default rate	0%–0%	0%
			Recovery rate	100%–100%	100%
			Discount margin	30bps–167bps	53bps

Corporate bonds and other debt securities	503	Discounted cash flow	Prepayment rate (1)	6%–24%	24%
		Price-based	Default rate (1)	0%–60%	1%
			Recovery rate (1)	10%–40%	39%
			Discount margin (1)	35bps–103bps	47bps
			Discount margin (2)	4bps–447bps	340bps

Derivative financial instruments, net:
Interest rate contracts	22	Internal valuation model (3)	IR – IR correlation	23%–100%	75%

Foreign exchange contracts	32	Internal valuation model (3)	FX – IR correlation	11%–52%	31%
			FX – FX correlation	41%–65%	53%

Equity-related contracts	(14)	Internal valuation model (3)	Equity – IR correlation	25%–25%	25%
			Equity correlation	3%–100%	90%
			Equity volatility	13%–121%	47%

Credit-related contracts	1	Internal valuation model (3)	Default rate	0%–8%	1%
			Credit correlation	43%–100%	66%

Other contracts	—	Internal valuation model (3)	Commodity volatility	0%–89%	55%

Long-term debt	794	Internal valuation model (3)	IR – IR correlation	23%–100%	75%
			FX – IR correlation	11%–52%	39%
			FX – FX correlation	41%–65%	53%
			Equity – IR correlation	25%–25%	25%
			Equity – FX correlation	-17%–17%	0%
			Equity correlation	3%–100%	90%
			Equity volatility	9%–121%	34%
			Default rate	0%–8%	1%
			Credit correlation	19%–100%	64%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.
IR = Interest rate
FX = Foreign exchange

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table shows the fair value hierarchy for these items as of March 31, 2021 and 2022:

2021	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	85	—	3	82	167
Loans held-for-sale	22	—	21	1	23
Equity securities (without readily determinable fair values)	3	—	—	3	4
Premises and equipment—net	—	—	—	—	7
Other assets	24	—	—	24	34

Total assets measured at fair value on a nonrecurring basis	134	—	24	110	235

2022	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	81	—	—	81	128
Loans held-for-sale	76	—	27	49	77
Equity securities (without readily determinable fair values)	4	—	3	1	4
Premises and equipment—net	—	—	—	—	13
Other ass e ts	—	—	—	—	3

Total assets measured at fair value on a nonrecurring basi s	161	—	30	131	225

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825
The following table shows the carrying amounts and fair values at March 31, 2021 and 2022, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments-Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 842, “Leases” (“ASC 842”):

	2021
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	63,910	63,910	47,441	16,469	—
Investments	887	904	490	414	—
Loans, net of allowance for loan losses (Note)	87,708	88,845	—	—	88,845
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	53,278	53,278	—	53,278	—
Interest-bearing deposits	118,860	118,849	—	118,849	—
Due to trust accounts	381	381	—	381	—
Other short-term borrowings	9,086	9,086	—	9,086	—
Long-term debt	9,034	9,219	—	7,847	1,372

	2022
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	68,366	68,366	50,628	17,738	—
Investments	1,519	1,466	485	981	—
Loans, net of allowance for loan losses (Note)	89,264	90,576	—	—	90,576
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	58,054	58,054	—	58,054	—
Interest-bearing deposits	121,833	121,807	—	121,807	—
Due to trust accounts	390	390	—	390	—
Other short-term borrowings	7,567	7,567	—	7,567	—
Long-term debt	9,849	9,681	—	8,162	1,519

Note:	Loans, net of allowance include items measured at fair value on a nonrecurring basis.